Share Capital - Summary of RSU Activity (Details) - RSU	3 Months Ended
Mar. 31, 2026 Equityinstruments $ / shares
Disclosure of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options [Line Items]
Number of stock units, beginning of period | Equityinstruments	2,491,231
Number of stock units, Granted | Equityinstruments	802,543
Number of stock units, Vested | Equityinstruments	(495,612)
Number of stock units, end of period | Equityinstruments	2,798,162
Weighted average grant date fair value, beginning of period | $ / shares	$ 1.27
Weighted average grant date fair value, Granted | $ / shares	3.23
Weighted average grant date fair value, Vested | $ / shares	1.33
Weighted average grant date fair value, end of period | $ / shares	$ 1.82